Quarterly Consolidated Statement of Investments | See Notes to Consolidated Statements of Investments.

Franklin Alternative Strategies Funds
Consolidated Statement of Investments, February 28, 2013 (unaudited) *(continued)*

At February 28, 2013, the Fund had the following excess return swap contracts outstanding. See Note 3.

Excess Return Swap Contracts

Counterparty	Fund Receives	Fund Pays	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
MSCS	Excess return of the DJ-UBS F3 commodity index	0.28%	$ 51,766,622	3/06/13	$ -	$ (33,454)
MSCS	Excess return of the DJ-UBS F3 commodity index	0.28%	48,966,546	3/27/13	-	(1,233,378)
Total			$ 100,733,168		-	(1,266,832)
Net unrealized appreciation (depreciation)						$ (1,266,832)

ABBREVIATIONS

Counterparty

MSCS - Morgan Stanley Capital Services

Selected Portfolio

FFCB - Federal Farm Credit Bank
FHLB - Federal Home Loan Bank
FNMA - Federal National Mortgage Association

Quarterly Consolidated Statement of Investments | See Notes to Consolidated Statements of Investments.

Franklin Alternative Strategies Funds

Notes to Consolidated Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Alternative Strategies Funds (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of two funds (Funds). The shares of the Funds are issued in private placements and are exempt from registration under the Securities Act of 1933.

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Investments in open-end mutual funds are valued at the closing net asset value.

Derivative financial instruments (derivatives) listed on an exchange are valued at the official closing price of the day. Certain derivatives trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Funds invested in derivatives in order to gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

The Funds entered into exchange traded futures contracts primarily to gain exposure to commodity price, interest rate or equity price risk, and certain foreign currencies. A futures contract is an agreement between the fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margin deposits of cash or securities are pledged by the fund. Subsequent payments, known as variation margin, are made or received by the fund, depending on fluctuations in the value of the asset underlying the futures contract. Such variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized.

The Funds entered into OTC excess return swap contracts primarily to gain exposure to commodity price risk of an underlying asset or index. An excess return swap is an agreement between the fund and a counterparty to exchange a market linked return for a floating or fixed rate payment, both based upon a notional principal amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized depreciation or appreciation until the payments are made, at which time they are realized. Payments received or paid to recognize changes in the value of the underlying asset or index are recorded as realized gain or loss. Pursuant to the terms of the excess return swap contract, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the funds' investment objectives.

The Funds purchased or wrote exchange traded option contracts primarily to gain exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss. Pursuant to the terms of the written option contract, cash or securities may be required to be deposited as collateral. The Funds did not hold any option contracts at period end.

The following funds have invested in derivatives during the period.

Franklin Pelagos Commodities Strategy Fund - Futures and swaps Franklin Pelagos Managed Futures Strategy Fund - Futures and options

## 4. INCOME TAXES

At February 28, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

| | Franklin Pelagos Commodities Strategy Fund | | Franklin Pelagos Managed Futures Strategy Fund | |
|---|---|---|---|---|
| Cost of investments | $ | 115,226,118 | $ | 13,185,327 |
| Unrealized appreciation | $ | 37,656 | $ | 8,030 |
| Unrealized depreciation | | (2,925) | | (586) |
| Net unrealized appreciation (depreciation) | $ | 34,731 | $ | 7,444 |

## 5. INVESTMENTS IN FPC HOLDINGS CORP. AND FPMF HOLDINGS CORP. (FP SUBSIDIARIES)

The Funds invest in certain financial instruments and commodity-linked derivative investments through their respective investment in the FP Subsidiaries. Both FP Subsidiaries are Cayman Islands exempted limited liability companies, are wholly-owned subsidiaries of their respective funds, and are able to invest in certain financial instruments and commodity-linked derivative investments consistent with the investment objective of their respective funds. The statements of investments have been consolidated and include the investments of the Funds and their respective FP Subsidiaries.

At February 28, 2013, the Funds' investments in the FP Subsidiaries were as follows:

| Fund Name | FP Subsidiaries[a] | Consolidated Net Assets | FP Subsidiaries Net Assets | % of Consolidated Net Assets |
|---|---|---|---|---|
| Franklin Pelagos Commodities Strategy Fund | FPC Holdings Corp. | $111,935,040 | $23,026,543 | 20.6% |
| Franklin Pelagos Managed Futures Strategy Fund | FPMF Holdings Corp. | 13,117,735 | 2,838,716 | 21.6% |

[a]The Funds' investments in their FP Subsidiaries are limited to 25% of consolidated assets.

## 6. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:

- Level 1 – quoted prices in active markets for identical financial instruments
- Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
- Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of February 28, 2013, in valuing the Funds' assets and liabilities carried at fair value, is as follows:

| | Level 1 | Level 2 | Level 3 | Total |
|---|---|---|---|---|
| **Franklin Pelagos Commodities Strategy Fund** | | | | |
| **Assets:** | | | | |
| Investments in Securities: | | | | |
| U.S. Government and Agency Securities | $ - | $ 37,066,494 | $ - | $ 37,066,494 |
| Short Term Investments | 72,904,356 | 5,289,999 | - | 78,194,355 |
| Total Investments in Securities | $ 72,904,356 | $ 42,356,493 | $ - | $ 115,260,849 |
| Futures Contracts | $ 56,428 | $ - | $ - | $ 56,428 |
| **Liabilities:** | | | | |
| Swaps | - | 1,266,832 | - | 1,266,832 |
| Futures Contracts | 78,410 | - | - | 78,410 |
| **Franklin Pelagos Managed Futures Strategy Fund** | | | | |
| **Assets:** | | | | |
| Investments in Securities: | | | | |
| U.S. Government and Agency Securities | $ - | $ 5,000,005 | $ - | $ 5,000,005 |
| Short Term Investments | 8,082,766 | 110,000 | - | 8,192,766 |
| Total Investments in Securities | $ 8,082,766 | $ 5,110,005 | $ - | $ 13,192,771 |
| Futures Contracts | $ 81,350 | $ - | $ - | $ 81,350 |
| **Liabilities:** | | | | |
| Futures Contracts | 113,366 | - | - | 113,366 |

## 7. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund's financial position. In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the intended scope of disclosures required by ASU No. 2011-11. These ASUs are effective for interim and annual reporting periods beginning on or after January 1, 2013. The Funds believe the adoption of these ASUs will not have a material impact on their consolidated financial statements.

## 8. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Consolidated Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

**Item 2. Controls and Procedures.**

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant's internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

**Item 3. Exhibits.**

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

**SIGNATURES**

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

**FRANKLIN ALTERNATIVE STRATEGIES FUNDS**

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date April 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the